CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) - USD ($)		Social Capital Hedosophia Holdings Corp. II Common Class A Common Stock [Member]	Social Capital Hedosophia Holdings Corp. II Common Class A	Social Capital Hedosophia Holdings Corp. II Common Class B Common Stock [Member]	Social Capital Hedosophia Holdings Corp. II Common Class B	Social Capital Hedosophia Holdings Corp. II Additional Paid-in Capital [Member]	Social Capital Hedosophia Holdings Corp. II Accumulated Deficit [Member]	Social Capital Hedosophia Holdings Corp. II	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Dec. 31, 2016									35,011,962
Sale of 6,133,333 Private Placement Warrants										$ 32,000		$ 32,000
Net loss											$ (84,829,000)	(84,767,000)
Balance (in shares) at Dec. 31, 2017									44,694,066
Net loss											(241,291,000)	(239,929,000)
Balance at Dec. 31, 2018												(414,857,000)
Balance (in shares) at Dec. 31, 2018									48,137,116
Net loss											(249,296,000)	(249,295,000)
Balance (in shares) at Sep. 30, 2019									50,989,128
Balance at Dec. 31, 2018												(414,857,000)
Balance (in shares) at Dec. 31, 2018									48,137,116
Net loss											$ (341,017,000)	(339,170,000)
Balance at Dec. 31, 2019		$ 0		$ 0		$ 0	$ (21,631)	$ (21,631)				(733,103,000)
Balance (in shares) at Dec. 31, 2019				1	1				51,775,096
Balance at Oct. 17, 2019					$ 0	0	0	0
Balance (in shares) at Oct. 17, 2019					0
Issuance of Class B ordinary shares to Sponsor(1)					$ 1
Net loss							(21,631)	(21,631)
Balance at Dec. 31, 2019		0		$ 0		0	(21,631)	(21,631)				(733,103,000)
Balance (in shares) at Dec. 31, 2019				1	1				51,775,096
Cancellation of Class B ordinary share		0		$ 0		0	0	0
Cancellation of Class B ordinary share (in shares)				(1)
Issuance of Class B ordinary shares to Sponsor(1)	[1]			$ 1,035		23,965		25,000
Issuance of Class B ordinary shares to Sponsor(1) (in shares)	[1]			10,350,000
Balance at Mar. 31, 2020				$ 1,035		23,965	(21,631)	3,369
Balance (in shares) at Mar. 31, 2020				10,350,000
Balance at Dec. 31, 2019		0		$ 0		0	(21,631)	(21,631)				(733,103,000)
Balance (in shares) at Dec. 31, 2019				1	1				51,775,096
Net loss								(6,321,195)				$ (198,968,000)
Balance at Sep. 30, 2020		$ 244		$ 1,035		11,341,549	(6,342,826)	5,000,002
Balance (in shares) at Sep. 30, 2020		2,435,411		10,350,000					52,847,343
Balance at Mar. 31, 2020				$ 1,035		23,965	(21,631)	3,369
Balance (in shares) at Mar. 31, 2020				10,350,000
Sale of 41,400,000 Units, net of underwriting discount and offering expenses		$ 4,140				391,799,302		391,803,442
Sale of 41,400,000 Units, net of underwriting discount and offering expenses (in shares)		41,400,000	41,400,000
Sale of 6,133,333 Private Placement Warrants						9,200,000		9,200,000
Ordinary shares subject to redemption		$ (3,957)				(395,724,945)		(395,728,902)
Ordinary shares subject to redemption (in shares)		(39,570,413)
Net loss							(277,902)	(277,902)
Balance at Jun. 30, 2020		$ 183		$ 1,035		5,298,322	(299,533)	5,000,007
Balance (in shares) at Jun. 30, 2020		1,829,587		10,350,000
Change in value of ordinary shares subject to possible redemption		$ 61				6,043,227		6,043,288
Change in value of ordinary shares subject to possible redemption (in shares)		605,824
Net loss							(6,043,293)	(6,043,293)
Balance at Sep. 30, 2020		$ 244		$ 1,035		$ 11,341,549	$ (6,342,826)	$ 5,000,002
Balance (in shares) at Sep. 30, 2020		2,435,411		10,350,000					52,847,343

[1]	Included an aggregate of up to 1,350,000 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 7).